Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share-Based Employee Compensation Plan	Under the Plan, the Group granted new restricted shares to designated employees, with the following salient features:
	2020 Grant	2021 Grant 1	2021 Grant 2	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2
Grant date	October 7, 2020	February 16, 2021	March 31, 2021	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023
First vesting date (tranche 1)	January 2, 2021	January 2, 2022	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024
Second vesting date (tranche 2)	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025
Third vesting date (tranche 3)	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026
Total number of restricted shares awards	134,500	180,000	132,190	279,000	149,377	379,000	129,808
Number of restricted shares awards vesting each period	44,833	60,000	44,063	93,000	49,792	126,333	43,269
Grant date fair value per share (USD)	7.90	7.94	8.17	7.76	7.23	8.30	8.32

Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan	A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2023 is as follows:
	Number of shares	Weighted average Grant date fair value per share	Aggregate value
		USD	USD ’000
RSAs granted and unvested at beginning of year	667,181	7.74	5,161
Granted	508,808	8.30	4,223
Vested	(298,859)	7.79	(2,327)
RSAs granted and unvested at end of year	877,130	8.05	7,057